Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expenses
Selling, general and administrative expenses

7       Selling, general and administrative expenses

	2022	2021	2020
Taxes (*)	(45,250)	(24,756)	(18,885)
Services and fees	(44,836)	(30,897)	(28,291)
Salaries and social security contributions	(32,310)	(21,172)	(20,386)
Amortization and depreciation (**)	(7,337)	(8,376)	(9,480)
Office expenses	(3,685)	(1,475)	(1,222)
Insurance	(2,359)	(2,145)	(2,026)
Maintenance expenses	(1,892)	(908)	(1,150)
Advertising	(1,652)	(912)	(1,564)
Bad debts recovery (***)	18,203	8,311	2,919
Bad debts	(13,443)	(14,727)	(16,400)
Other	(6,794)	(5,005)	(5,290)
	(141,355)	(102,062)	(101,775)

(*)   Mainly included taxes over bank transactions and tax on revenue.

(**) Includes depreciation of leases of USD 901 for the year ended December 31, 2022 (USD 969 and 673 for the year ended December 31, 2021 and 2020 respectively).

(***) During 2022 mainly includes recoveries in Argentina, as detailed in Note 26.a.